OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 21,132	$ 18,800
Intangible Assets Accumulated Amortization	13,533	11,116
Other intangible assets, net	7,599	7,684
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	11,804	10,853
Intangible Assets Accumulated Amortization	$ 7,756	6,361
Finite-Lived Intangible Asset, Useful Life	3 years 11 months 1 day
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 8,080	6,717
Intangible Assets Accumulated Amortization	$ 5,475	4,581
Finite-Lived Intangible Asset, Useful Life	4 years 5 months 19 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 1,248	1,230
Intangible Assets Accumulated Amortization	$ 302	$ 174
Finite-Lived Intangible Asset, Useful Life	7 years 6 months